Segment report - Turnover (Details) - ZAR (R) R in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Income Statement
Revenue from contracts with customers	R 91,562	R 98,707	R 189,568
Revenue from other contracts (franchise rentals, use of fuel tanks and fuel storage)	406	463	799
Total external turnover	91,968	99,170	190,367
Base Chemicals
Income Statement
Revenue from contracts with customers	27,023	24,183	51,868
Polymers
Income Statement
Revenue from contracts with customers	16,491	13,974	30,275
Solvents
Income Statement
Revenue from contracts with customers	7,256	5,965	13,226
Fertilisers and explosives
Income Statement
Revenue from contracts with customers	1,163	2,240	3,820
Other base chemicals
Income Statement
Revenue from contracts with customers	2,113	2,004	4,547
Performance Chemicals
Income Statement
Revenue from contracts with customers	33,318	32,452	68,316
Organics
Income Statement
Revenue from contracts with customers	24,692	24,790	52,189
Waxes
Income Statement
Revenue from contracts with customers	4,943	3,927	8,927
Advanced materials
Income Statement
Revenue from contracts with customers	3,683	3,735	7,200
Coal
Income Statement
Revenue from contracts with customers	935	906	1,343
Liquid fuels and crude oil
Income Statement
Revenue from contracts with customers	25,929	36,884	59,775
Gas (methane rich and natural gas) and condensate
Income Statement
Revenue from contracts with customers	3,203	3,134	5,953
Other (Technology, refinery services)
Income Statement
Revenue from contracts with customers	R 1,154	R 1,148	R 2,313